Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 7,048	$ 2,865	$ 5,886
Term Loan B facility
Restricted Cash And Cash Equivalents Items [Line Items]
Cash collateral for borrowed securities		2,000
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 7,048	$ 865